Schedule of Dilutive Equity Securities Outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	3,664,166,291	1,221,228,767	1,344,237,317	400,481,698
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	149,815,948	123,682,424
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	9,750,000	9,750,000
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	3,293,100,000	875,796,000
Series D Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	20,004,000	20,004,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents	191,496,343	191,996,343	191,996,343	191,799,274
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			246,690,974	108,932,424
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			9,750,000	9,750,000
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			875,796,000	79,998,000
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents			20,004,000	10,002,000